SHARE CAPITAL (Details Narrative)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Oct. 30, 2024 $ / shares	May 01, 2024 $ / shares	May 01, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				8,000,000		8,000,000
[custom:SharesIssuedForFinancingCost]						$ 10,856,166
[custom:IssuedCapitalCost-0]				$ 1,953,032		1,953,032
Proceeds from issuing shares						8,903,134
Other operating income (expense)	$ (3,157,299)	$ (142,046)	$ (1,770,185)		$ (44,973)
Shares issued for financing			2,414,103	520,064	10,856,166	520,064
Shares issued for financing - ATM						1,748,946
Share issue costs						222,136
Proceeds from issue of shares						1,526,810
Share issue related cost			219,660	140,890	222,136
Derivative liability				$ 4,338,931		$ 4,338,931
Stock-based compensation	305,147	478,915	$ 504,054		1,019,478
Weighted average remaining contractual life of outstanding share options			4 years 5 months 4 days			4 years 7 months 17 days
Warrants [member]
IfrsStatementLineItems [Line Items]
[custom:SharesIssuedForExerciseOfWarrantsOfDerivatives]			$ 7,282,325			$ 3,985,015
Stock options [member]
IfrsStatementLineItems [Line Items]
Stock-based compensation	26,690	27,425	53,379		130,437
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense	$ 278,457	$ 451,490	$ 420,340		$ 889,041
USD Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	11,200,000		11,200,000
[custom:NumberOfWarrantsExercised-0] | shares	2,200,000		2,200,000
[custom:SharesIssuedForFinancingCost]			$ 4,877,475
[custom:IssuedCapitalCost-0]	$ 752,498		752,498
Proceeds from issuing shares			4,124,977
Shares issued for financing			2,017,966
Warrants exercise price per share | (per share)							$ 0.259	$ 0.6123	$ 0.3583
USD Prefunded Warrants [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
[custom:SharesIssuedForExerciseOfWarrantsOfDerivatives]			2,859,509
[custom:SharesIssuedForExerciseOfPrefundedWarrantsOfDerivatives]			$ 431,084
CAD Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	7,063,514		7,063,514
[custom:NumberOfWarrantsExercised-0] | shares	6,450,000		6,450,000
[custom:SharesIssuedForFinancingCost]			$ 4,818,952
[custom:IssuedCapitalCost-0]	$ 779,615		779,615
Proceeds from issuing shares			4,039,337
Shares issued for financing			396,137
CAD Prefunded Warrants [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
[custom:SharesIssuedForExerciseOfWarrantsOfDerivatives]			4,422,815
[custom:SharesIssuedForExerciseOfPrefundedWarrantsOfDerivatives]			$ 1,248,343
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			4.33%		4.80%
Volatility			119.23%		115.35%
Expected life			5 years
Expected dividend yield rate			0.00%
Warrants [member] | CANADA
IfrsStatementLineItems [Line Items]
Risk free interest rate			4.65%
Volatility			119.80%
Broker Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate			4.48%		4.87%
Volatility			107.80%		138.83%
Expected life			3 years
Expected dividend yield rate			0.00%
Broker Warrants [member] | CANADA
IfrsStatementLineItems [Line Items]
Risk free interest rate			4.62%
Volatility			108.67%
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares			114,992			1,508,255
Shares isued for exercise of warrants | shares			8,691,700
Number of stock issued for treasury | shares			900,000
Common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				4,800,000		4,800,000
Proceeds from issuing shares						$ 3,969,372
Other operating income (expense)						$ 793,979
Shares issued for financing - ATM, shares | shares						650,729
Proceeds from shares issuance cost						$ 4,858,995
Share issue related cost						$ 889,623
Common shares [member] | USD Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Other operating income (expense)			$ 441,166
Common shares [member] | CAD Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Other operating income (expense)			$ 671,747